UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-02278

The Value Line Premier Growth Fund, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1500

Date of fiscal year end: December 31, 2008

Date of reporting period: September 30, 2008

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 9/30/08 is included with this Form.

Value Line Premier Growth Fund, Inc.

Schedule of Investments (unaudited)	September 30, 2008

Shares		Value

COMMON STOCKS (94.8%)

	AEROSPACE/DEFENSE (3.5%)
12,000	Alliant Techsystems, Inc. *	$1,127,280
36,000	BE Aerospace, Inc. *	569,880
20,989	DRS Technologies, Inc.	1,610,906
20,000	Esterline Technologies Corp. *	791,800
15,600	General Dynamics Corp.	1,148,472
17,400	Goodrich Corp.	723,840
12,500	L-3 Communications Holdings, Inc.	1,229,000
11,000	Lockheed Martin Corp.	1,206,370
15,000	Northrop Grumman Corp.	908,100
44,000	Orbital Sciences Corp. *	1,054,680
23,800	Precision Castparts Corp.	1,874,964
18,400	Raytheon Co.	984,584
19,600	Rockwell Collins, Inc.	942,564
27,000	Teledyne Technologies, Inc. *	1,543,320
		15,715,760

	AIR TRANSPORT (0.3%)
106,500	Lan Airlines S.A. ADR	1,214,100
	APPAREL (1.3%)
36,000	Gildan Activewear, Inc. Class A *	820,080
46,000	Guess?, Inc.	1,600,340
30,000	Phillips-Van Heusen Corp.	1,137,300
15,000	VF Corp.	1,159,650
26,500	Warnaco Group, Inc. (The) *	1,200,185
		5,917,555

	AUTO PARTS (1.1%)
13,000	Autoliv, Inc.	438,750
32,000	BorgWarner, Inc.	1,048,640
12,600	Eaton Corp.	707,868
60,000	Johnson Controls, Inc.	1,819,800
56,000	LKQ Corp. *	950,320
		4,965,378
	BANK (0.7%)
25,000	Bank of Hawaii Corp.	1,336,250
7,322	PNC Financial Services Group, Inc.	546,953
30,000	Wells Fargo & Co.	1,125,900
		3,009,103
	BANK - CANADIAN (0.8%)
13,300	Bank of Montreal	573,230
22,100	Bank of Nova Scotia	1,017,484
8,200	Canadian Imperial Bank of Commerce	483,800
23,400	Royal Bank of Canada	1,123,668
7,400	Toronto-Dominion Bank (The)	451,326
		3,649,508

	BANK - FOREIGN (1.8%)
68,800	Banco Bilbao Vizcaya Argentaria, S.A. ADR	1,112,496
163,750	Banco Itau Holding Financeira S.A. ADR	2,865,625
60,000	Banco Santander Central Hispano S.A. ADR	901,200
5,500	Banco Santander Chile S.A. ADR	235,345
35,000	Bancolombia S.A. ADR	995,750
32,000	ICICI Bank Ltd. ADR	752,640
10,000	Unibanco - Uniao de Bancos Brasileiros S.A. GDR	1,009,200
		7,872,256
	BANK - MIDWEST (0.4%)
8,389	Commerce Bancshares, Inc.	389,250
17,900	Northern Trust Corp.	1,292,380
		1,681,630
	BEVERAGE - ALCOHOLIC (0.2%)
20,000	Molson Coors Brewing Co. Class B	935,000
	BEVERAGE - SOFT DRINK (0.7%)
16,800	Coca-Cola Femsa, S.A.B. de C.V. ADR	847,728
29,000	Companhia de Bebidas das Americas ADR	1,583,690
20,000	Fomento Economico Mexicano S.A.B. de C.V. ADR	762,800
		3,194,218

	BIOTECHNOLOGY (0.7%)
8,000	Invitrogen Corp. *	302,400
18,000	Techne Corp. *	1,298,160
12,800	United Therapeutics Corp. *	1,346,176
		2,946,736

	BUILDING MATERIALS (0.9%)
8,800	Ameron International Corp.	630,520
24,000	Fluor Corp.	1,336,800
40,000	Jacobs Engineering Group, Inc. *	2,172,400
		4,139,720

	CABLE TV (0.8%)
41,000	DIRECTV Group, Inc. (The) *	1,072,970
37,800	Rogers Communications, Inc. Class B	1,256,472
59,000	Shaw Communications, Inc. Class B	1,199,470
		3,528,912

	CANADIAN ENERGY (0.8%)
20,000	Nexen, Inc.	464,600
7,000	Petro-Canada	233,450
38,000	Suncor Energy, Inc.	1,601,320
17,000	Talisman Energy, Inc.	241,740
26,000	TransCanada Corp.	939,900
		3,481,010

	CHEMICAL - BASIC (1.1%)
21,000	Agrium, Inc.	1,177,680
28,000	Celanese Corp. Series A	781,480
22,000	FMC Corp.	1,130,580
12,000	Potash Corporation of Saskatchewan, Inc.	1,584,120
		4,673,860

	CHEMICAL - DIVERSIFIED (1.7%)
15,000	Air Products & Chemicals, Inc.	1,027,350
44,000	Albemarle Corp.	1,356,960
16,000	Bayer AG ADR	1,175,600
5,000	Cytec Industries, Inc.	194,550
24,000	Monsanto Co.	2,375,520
25,000	Pall Corp.	859,750
27,000	Zoltek Companies, Inc. *	461,970
		7,451,700

Value Line Premier Growth Fund, Inc.

September 30, 2008

Shares		Value

	CHEMICAL - SPECIALTY (2.7%)
29,000	Airgas, Inc.	$1,439,850
11,400	CF Industries Holdings, Inc.	1,042,644
26,000	Ecolab, Inc.	1,261,520
15,000	H.B. Fuller Co.	313,050
17,500	Lubrizol Corp. (The)	754,950
17,000	Mosaic Co. (The)	1,156,340
30,000	Praxair, Inc.	2,152,200
16,000	Sherwin-Williams Co. (The)	914,560
30,000	Sigma-Aldrich Corp.	1,572,600
36,800	Syngenta AG ADR	1,557,376
		12,165,090

	COMPUTER & PERIPHERALS (0.8%)
32,000	Hewlett-Packard Co.	1,479,680
37,200	MICROS Systems, Inc. *	991,752
42,300	NCR Corp. *	932,715
		3,404,147

	COMPUTER SOFTWARE & SERVICES (2.2%)
28,000	Accenture Ltd. Class A	1,064,000
60,000	ANSYS, Inc. *	2,272,200
60,000	Cognizant Technology Solutions Corp. Class A *	1,369,800
30,000	Concur Technologies, Inc. *	1,147,800
17,000	DST Systems, Inc. *	951,830
28,400	Infosys Technologies Ltd. ADR	946,004
26,000	Omniture, Inc. *	477,360
42,000	Satyam Computer Services Ltd. ADR	678,300
34,000	SEI Investments Co.	754,800
		9,662,094

	DIVERSIFIED COMPANIES (3.4%)
85,000	ABB Ltd. ADR	1,649,000
24,300	Acuity Brands, Inc.	1,014,768
33,000	AMETEK, Inc.	1,345,410
35,600	Barnes Group, Inc.	719,832
18,300	Brink's Co. (The)	1,116,666
34,875	Brookfield Asset Management, Inc. Class A	956,970
16,000	Danaher Corp.	1,110,400
19,000	Honeywell International, Inc.	789,450
17,200	ITT Corp.	956,492
55,500	McDermott International, Inc. *	1,418,025
15,000	Parker Hannifin Corp.	795,000
12,700	SPX Corp.	977,900
17,000	United Technologies Corp.	1,021,020
13,700	Valmont Industries, Inc.	1,132,853
		15,003,786

	DRUG (3.4%)
56,000	Alexion Pharmaceuticals, Inc. *	2,200,800
17,200	Allergan, Inc.	885,800
27,400	BioMarin Pharmaceutical, Inc. *	725,826
27,060	Celgene Corp. *	1,712,357
18,400	Covance, Inc. *	1,626,744
42,000	Gilead Sciences, Inc. *	1,914,360
32,500	Immucor, Inc. *	1,038,700
20,800	Novo Nordisk A/S ADR	1,064,960
4,000	PAREXEL International Corp. *	114,640
32,000	Perrigo Co.	1,230,720
32,000	Pharmaceutical Product Development, Inc.	1,323,200
23,000	Teva Pharmaceutical Industries Ltd. ADR	1,053,170
		14,891,277

	E-COMMERCE (0.5%)
19,600	Ctrip.com International Ltd. ADR	756,756
30,000	Salesforce.com, Inc. *	1,452,000
		2,208,756

	EDUCATIONAL SERVICES (0.7%)
15,000	Blackboard, Inc. *	604,350
15,500	ITT Educational Services, Inc. *	1,254,105
6,700	Strayer Education, Inc.	1,341,742
		3,200,197

	ELECTRICAL EQUIPMENT (1.7%)
23,200	Cooper Industries Ltd. Class A	926,840
24,000	Emerson Electric Co.	978,960
8,000	EnerSys *	157,680
44,000	FLIR Systems, Inc. *	1,690,480
27,000	General Cable Corp. *	962,010
21,500	Thomas & Betts Corp. *	840,005
30,000	Trimble Navigation Ltd. *	775,800
12,600	W.W. Grainger, Inc.	1,095,822
		7,427,597

	ELECTRICAL UTILITY - CENTRAL (0.5%)
13,000	Entergy Corp.	1,157,130
20,000	ITC Holdings Corp.	1,035,400
		2,192,530

	ELECTRICAL UTILITY - EAST (0.9%)
18,000	Exelon Corp.	1,127,160
17,000	FirstEnergy Corp.	1,138,830
22,000	Public Service Enterprise Group, Inc.	721,380
27,000	Southern Co.	1,017,630
		4,005,000

	ELECTRICAL UTILITY - WEST (0.3%)
15,000	MDU Resources Group, Inc.	435,000
18,500	Sempra Energy	933,695
		1,368,695

	ELECTRONICS (1.0%)
40,800	Amphenol Corp. Class A	1,637,712
32,550	Diodes, Inc. *	600,547
26,500	Harris Corp.	1,224,300
31,000	MEMC Electronic Materials, Inc. *	876,060
		4,338,619

	ENTERTAINMENT (0.3%)
15,100	Central European Media Enterprises Ltd. Class A *	987,540
11,000	Discovery Communications, Inc. Class A *	156,750

Value Line Premier Growth Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value

11,000	Discovery Communications, Inc. Class C *	$155,760
		1,300,050

	ENTERTAINMENT TECHNOLOGY (0.2%)
29,000	Dolby Laboratories, Inc. Class A *	1,020,510
	ENVIRONMENTAL (1.0%)
37,500	Republic Services, Inc.	1,124,250
36,600	Stericycle, Inc. *	2,156,106
37,800	Waste Connections, Inc. *	1,296,540
		4,576,896

	FINANCIAL SERVICES - DIVERSIFIED (3.8%)
12,000	Affiliated Managers Group, Inc. *	994,200
10,700	BlackRock, Inc. Class A	2,081,150
12,000	Credicorp Ltd.	747,000
5,000	Credit Suisse Group ADR	241,400
34,000	Eaton Vance Corp.	1,197,820
15,961	Fidelity National Information Services, Inc.	294,640
9,000	Franklin Resources, Inc.	793,170
18,300	HDFC Bank Ltd. ADR	1,554,585
12,200	KB Financial Group, Inc. ADR *	557,418
7,980	Lender Processing Services, Inc.	243,550
38,000	Leucadia National Corp.	1,726,720
11,011	Loews Corp.	434,824
9,300	MasterCard, Inc. Class A	1,649,169
19,000	Principal Financial Group, Inc.	826,310
21,000	ProAssurance Corp. *	1,176,000
24,000	T. Rowe Price Group, Inc.	1,289,040
45,000	Western Union Co. (The)	1,110,150
		16,917,146

	FOOD PROCESSING (2.3%)
11,000	Bunge Ltd.	694,980
13,000	Diageo PLC ADR	895,180
56,250	Flowers Foods, Inc.	1,651,500
18,600	General Mills, Inc.	1,278,192
16,600	Groupe Danone ADR	234,060
28,000	Hormel Foods Corp.	1,015,840
30,000	McCormick & Company, Inc.	1,153,500
17,000	Perdigao S.A. ADR	665,380
4,000	Ralcorp Holdings, Inc. *	269,640
27,400	Unilever PLC ADR	745,554
19,000	Wm. Wrigley Jr. Co.	1,508,600
		10,112,426

	FOREIGN ELECTRONICS (0.2%)
21,000	Canon, Inc. ADR	792,750
	FOREIGN TELECOMMUNICATIONS (0.8%)
12,601	Brasil Telecom Participacoes S.A. ADR	615,685
22,600	PT Telekomunikasi Indonesia ADR	673,028
41,000	Tele Norte Leste Participacoes S.A. ADR	715,860
11,700	Telefonica S.A. ADR	836,433

34,000	Telefonos de Mexico S.A. de C.V. ADR	875,500
		3,716,506

	GROCERY (0.2%)
32,000	Ruddick Corp.	1,038,400
	HOME APPLIANCES (0.3%)
33,000	Toro Co. (The)	1,362,900
	HOTEL/GAMING (1.0%)
18,000	Bally Technologies, Inc. *	545,040
24,500	Marriott International, Inc. Class A	639,205
8,487	MGM MIRAGE *	241,880
52,000	Penn National Gaming, Inc. *	1,381,640
18,000	Vail Resorts, Inc. *	629,100
29,000	WMS Industries, Inc. *	886,530
		4,323,395

	HOUSEHOLD PRODUCTS (0.8%)
24,200	Church & Dwight Company, Inc.	1,502,578
16,000	Energizer Holdings, Inc. *	1,288,800
35,000	Tupperware Brands Corp.	967,050
		3,758,428

	HUMAN RESOURCES (0.3%)
8,000	Hewitt Associates, Inc. Class A *	291,520
25,300	Watson Wyatt Worldwide, Inc. Class A	1,258,169
		1,549,689

	INDUSTRIAL SERVICES (2.4%)
30,000	C.H. Robinson Worldwide, Inc.	1,528,800
63,000	Corrections Corp. of America *	1,565,550
40,000	EMCOR Group, Inc. *	1,052,800
29,000	FTI Consulting, Inc. *	2,094,960
42,000	Geo Group, Inc. (The) *	848,820
34,500	Iron Mountain, Inc. *	842,145
36,000	Quanta Services, Inc. *	972,360
43,369	URS Corp. *	1,590,341
		10,495,776

	INFORMATION SERVICES (1.2%)
19,000	Alliance Data Systems Corp. *	1,204,220
14,000	Dun & Bradstreet Corp. (The)	1,321,040
21,000	FactSet Research Systems, Inc.	1,097,250
22,600	IHS, Inc. Class A *	1,076,664
63,000	Nuance Communications, Inc. *	767,970
		5,467,144

	INSURANCE - LIFE (0.9%)
20,600	AFLAC, Inc.	1,210,250
34,000	Manulife Financial Corp.	1,247,460
18,212	MetLife, Inc.	1,019,872
2,264	Reinsurance Group of America, Inc. Class B *	107,359
6,000	Torchmark Corp.	358,800
		3,943,741

Value Line Premier Growth Fund, Inc.

September 30, 2008

Shares		Value

	INSURANCE - PROPERTY & CASUALTY (1.3%)
19,000	ACE Ltd.	$1,028,470
30,000	American Financial Group, Inc.	885,000
15,000	Arch Capital Group Ltd. *	1,095,450
25,000	Assurant, Inc.	1,375,000
13,000	Axis Capital Holdings Ltd.	412,230
24,100	Sun Life Financial, Inc.	852,417
		5,648,567

	INTERNET (0.9%)
13,500	Amazon.com, Inc. *	982,260
34,000	Atheros Communications *	801,720
5,000	Google, Inc. Class A *	1,707,150
28,000	VeriSign, Inc. *	730,240
		4,221,370

	MACHINERY (4.8%)
28,400	Bucyrus International, Inc. Class A	1,268,912
14,000	Caterpillar, Inc.	834,400
11,700	CNH Global N.V.	257,868
15,500	Cummins, Inc.	677,660
23,300	Curtiss-Wright Corp.	1,058,985
19,200	Deere & Co.	950,400
21,000	Donaldson Company, Inc.	880,110
18,000	Flowserve Corp.	1,597,860
42,600	Foster Wheeler Ltd. *	1,538,286
23,200	Gardner Denver, Inc. *	805,504
28,125	Graco, Inc.	1,001,531
29,850	IDEX Corp.	925,947
9,504	John Bean Technologies Corp. *	120,321
21,000	Kaydon Corp.	946,260
31,500	Lennox International, Inc.	1,048,005
62,000	Manitowoc Company, Inc. (The)	964,100
15,600	MSC Industrial Direct Co., Inc. Class A	718,692
6,000	Regal-Beloit Corp.	255,120
34,000	Robbins & Myers, Inc.	1,051,620
26,000	Roper Industries, Inc.	1,480,960
21,000	Snap-on, Inc.	1,105,860
31,200	Terex Corp. *	952,224
16,000	Wabtec Corp.	819,680
		21,260,305

	MARITIME (0.3%)
34,000	Kirby Corp. *	1,289,960
	MEDICAL SERVICES (1.4%)
26,000	Amedisys, Inc. *	1,265,420
20,900	Fresenius Medical Care AG & Co. KGaA ADR	1,085,546
13,200	Laboratory Corporation of America Holdings *	917,400
21,000	Pediatrix Medical Group, Inc. *	1,132,320
42,400	Psychiatric Solutions, Inc. *	1,609,080
		6,009,766

	MEDICAL SUPPLIES (6.7%)
8,000	Alcon, Inc.	1,292,080
12,200	Bard (C.R.), Inc.	1,157,414
21,000	Baxter International, Inc.	1,378,230

14,500	Becton, Dickinson & Co.	1,163,770
11,000	Bio-Rad Laboratories, Inc. Class A *	1,090,320
17,500	Charles River Laboratories International, Inc. *	971,775
19,400	Covidien Ltd.	1,042,944
37,000	DENTSPLY International, Inc.	1,388,980
8,000	Edwards Lifesciences Corp. *	462,080
10,600	Haemonetics Corp. *	654,232
56,000	Henry Schein, Inc. *	3,015,040
68,384	Hologic, Inc. *	1,321,863
24,000	IDEXX Laboratories, Inc. *	1,315,200
51,200	Illumina, Inc. *	2,075,136
20,000	Intuitive Surgical, Inc. *	4,819,600
18,000	McKesson Corp.	968,580
28,000	NuVasive, Inc. *	1,381,240
27,000	Owens & Minor, Inc.	1,309,500
15,700	Stryker Corp.	978,110
18,000	Varian Medical Systems, Inc. *	1,028,340
22,400	West Pharmaceutical Services, Inc.	1,093,568
		29,908,002

	METALS & MINING DIVERSIFIED (0.2%)
27,000	Allegheny Technologies, Inc.	797,850
	METALS FABRICATING (0.5%)
26,000	Harsco Corp.	966,940
26,000	Kennametal, Inc.	705,120
16,000	Shaw Group, Inc. (The) *	491,680
		2,163,740

	NATURAL GAS - DISTRIBUTION (0.8%)
18,000	AGL Resources, Inc.	564,840
15,800	BG Group PLC ADR	1,440,170
33,600	Southern Union Co.	693,840
31,000	UGI Corp.	799,180
		3,498,030

	NATURAL GAS - DIVERSIFIED (2.5%)
32,000	Energen Corp.	1,448,960
8,600	EOG Resources, Inc.	769,356
20,000	Equitable Resources, Inc.	733,600
24,000	National Fuel Gas Co.	1,012,320
24,000	Penn Virginia Corp.	1,282,560
20,000	Questar Corp.	818,400
80,000	Southwestern Energy Co. *	2,443,200
53,470	XTO Energy, Inc.	2,487,424
		10,995,820

	OILFIELD SERVICES/EQUIPMENT (1.4%)
11,000	Arena Resources, Inc. *	427,350
20,000	Bristow Group, Inc. *	676,800
10,500	Core Laboratories N.V.	1,063,860
14,600	Exterran Holdings, Inc. *	466,616
44,000	FMC Technologies, Inc. *	2,048,200
8,000	Superior Energy Services, Inc. *	249,120
32,000	Weatherford International Ltd. *	804,480

Value Line Premier Growth Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value

18,000	Willbros Group, Inc. *	$477,000
		6,213,426

	PACKAGING & CONTAINER (1.1%)
30,700	AptarGroup, Inc.	1,200,677
7,000	Ball Corp.	276,430
34,000	CLARCOR, Inc.	1,290,300
18,500	Greif, Inc. Class A	1,213,970
30,000	Owens-Illinois, Inc. *	882,000
		4,863,377

	PAPER & FOREST PRODUCTS (0.2%)
4,000	Aracruz Celulose S.A. ADR	146,840
37,000	Votorantim Celulose e Papel S.A. ADR	570,170
		717,010

	PETROLEUM - INTEGRATED (1.2%)
14,000	BASF AG ADR	667,520
64,000	Petroleo Brasileiro S.A. - Petrobras ADR	2,812,800
12,000	Sasol Ltd. ADR	509,880
32,000	Tesoro Corp.	527,680
13,700	Total S.A. ADR	831,316
		5,349,196

	PETROLEUM - PRODUCING (1.9%)
8,600	CNOOC Ltd. ADR	984,786
22,200	Forest Oil Corp. *	1,101,120
30,000	Quicksilver Resources, Inc. *	588,900
66,000	Range Resources Corp.	2,829,420
77,500	Tenaris S.A. ADR	2,889,975
		8,394,201

	PHARMACY SERVICES (1.6%)
28,000	CVS Caremark Corp.	942,480
40,000	Express Scripts, Inc. *	2,952,800
22,000	Longs Drug Stores Corp.	1,664,080
30,000	Medco Health Solutions, Inc. *	1,350,000
		6,909,360

	POWER (0.4%)
58,000	Covanta Holding Corp. *	1,388,520
43,000	Reliant Energy, Inc. *	316,050
		1,704,570

	PRECISION INSTRUMENT (1.4%)
15,400	Mettler Toledo International, Inc. *	1,509,200
68,680	Siliconware Precision Industries Co. ADR	396,284
38,000	Thermo Fisher Scientific, Inc. *	2,090,000
9,400	Triumph Group, Inc.	429,674
19,000	Waters Corp. *	1,105,420
24,000	Woodward Governor Co.	846,480
		6,377,058

	R.E.I.T. (1.1%)
9,200	AvalonBay Communities, Inc.	905,464
16,000	BRE Properties, Inc.	784,000
9,400	Essex Property Trust, Inc.	1,112,302
12,000	LaSalle Hotel Properties	279,840
21,000	ProLogis	866,670
4,000	SL Green Realty Corp.	259,200
16,000	Taubman Centers, Inc.	800,000
		5,007,476

	RAILROAD (1.5%)
13,500	Burlington Northern Santa Fe Corp.	1,247,805
22,900	Canadian National Railway Co.	1,095,307
19,000	Canadian Pacific Railway Ltd.	1,023,340
41,000	Kansas City Southern *	1,818,760
20,000	Norfolk Southern Corp.	1,324,200
		6,509,412

	RECREATION (0.2%)
27,000	Marvel Entertainment, Inc. *	921,780
	RESTAURANT (1.2%)
8,700	Chipotle Mexican Grill, Inc. Class A *	482,763
27,000	Darden Restaurants, Inc.	773,010
20,000	McDonald's Corp.	1,234,000
126,562	Sonic Corp. *	1,844,008
34,000	Yum! Brands, Inc.	1,108,740
		5,442,521

	RETAIL - AUTOMOTIVE (0.5%)
8,400	AutoZone, Inc. *	1,036,056
27,000	Copart, Inc. *	1,026,000
		2,062,056

	RETAIL - SPECIAL LINES (2.0%)
33,500	Aeropostale, Inc. *	1,075,685
23,000	Buckle, Inc. (The)	1,277,420
45,000	Coach, Inc. *	1,126,800
45,000	Dick's Sporting Goods, Inc. *	881,100
44,000	GameStop Corp. Class A *	1,505,240
11,000	Gymboree Corp. (The) *	390,500
48,700	Rush Enterprises, Inc. Class A *	623,360
34,300	TJX Companies, Inc. (The)	1,046,836
33,700	Urban Outfitters, Inc. *	1,074,019
		9,000,960

	RETAIL BUILDING SUPPLY (0.3%)
23,500	Fastenal Co.	1,160,665
	RETAIL STORE (0.5%)
18,000	Costco Wholesale Corp.	1,168,740
33,000	Nordstrom, Inc.	951,060
		2,119,800

	SECURITIES BROKERAGE (0.5%)
6,200	Goldman Sachs Group, Inc. (The)	793,600

Value Line Premier Growth Fund, Inc.

September 30, 2008

Shares		Value

6,300	IntercontinentalExchange, Inc. *	$508,284
33,000	Raymond James Financial, Inc.	1,088,340
		2,390,224

	SHOE (0.6%)
13,000	Deckers Outdoor Corp. *	1,353,040
20,000	NIKE, Inc. Class B	1,338,000
		2,691,040

	STEEL - GENERAL (0.2%)
16,000	Cleveland-Cliffs, Inc.	847,040

	TELECOMMUNICATION SERVICES (2.6%)
35,750	American Tower Corp. Class A *	1,285,927
1,100	Ascent Media Corp. Class A *	26,851
21,000	CenturyTel, Inc.	769,650
50,877	Crown Castle International Corp. *	1,473,907
16,000	Equinix, Inc. *	1,111,360
14,500	Millicom International Cellular S.A.	995,715
20,000	Mobile TeleSystems ADR	1,120,200
19,500	Philippine Long Distance Telephone Co. ADR	1,098,630
34,000	Telmex Internacional S.A.B. de C.V. ADR	442,000
52,300	TW Telecom, Inc. *	543,397
127,500	Vimpel-Communications ADR	2,588,250
		11,455,887

	TELECOMMUNICATIONS EQUIPMENT (0.7%)
22,700	Anixter International, Inc. *	1,350,877
34,000	CommScope, Inc. *	1,177,760
12,000	Comtech Telecommunications Corp. *	590,880
		3,119,517

	THRIFT (0.6%)
89,768	Hudson City Bancorp, Inc.	1,656,220
47,250	People's United Financial, Inc.	909,562
		2,565,782

	TIRE & RUBBER (0.1%)
12,400	Carlisle Companies, Inc.	371,628

	TOBACCO (0.5%)
16,000	Altria Group, Inc.	317,440
17,000	British American Tobacco PLC ADR	1,054,000
16,000	Philip Morris International, Inc.	769,600
		2,141,040

	TOILETRIES & COSMETICS (0.6%)
24,000	Avon Products, Inc.	997,680
14,000	Chattem, Inc. *	1,094,520
34,800	Luxottica Group S.p.A. ADR	800,052
		2,892,252

	TRUCKING (1.0%)
33,000	Hunt (J.B.) Transport Services, Inc.	1,101,210
76,000	Landstar System, Inc.	3,348,560
		4,449,770

	WATER UTILITY (0.2%)
27,600	Cia de Saneamento Basico do Estado de Sao Paulo ADR	782,460

	WIRELESS NETWORKING (0.7%)
11,300	Itron, Inc. *	1,000,389
15,900	Research In Motion Ltd. *	1,085,970
43,000	SBA Communications Corp. Class A *	1,112,410
		3,198,769
	TOTAL COMMON STOCKS AND TOTAL INVESTMENT SECURITIES (94.8%) (Cost $333,522,823)	420,071,678

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (5.2%)		22,944,931

NET ASSETS (100%)		$443,016,609

NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($443,016,609 ÷ 18,971,338 shares outstanding)		$23.35

*	Non-income producing.
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.

			Total Net
			Unrealized
Total Cost	Appreciation	Depreciation	Appreciation
$333,522,823	$116,809,830	$(30,260,975)	$86,548,855

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 – quoted prices in active markets for identical investments
●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the nine months ended September 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair value techniques: multi-dimensional relational pricing model, option adjusted spread pricing and estimated the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$420,071,678	-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$420,071,678	-

*Other financial instruments include futures, forwards and swap contracts.

For the period ended 9/30/08, there were no Level 2 or 3 investments.

Item 2.    Controls and Procedures.
(a)
 The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.    Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	November 24, 2008